SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Unrecognized tax benefits	$ 0	$ 0
Accrued interest and penalties	$ 0	$ 0